Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies
Schedule of future minimum rental payments

		Less than One	One to	Three to	More than
	Total	Year	Three Years	Five Years	Five Years
	(In thousands)
Operating lease commitments	$26,681	$13,101	$13,492	$88	$—

Schedule of purchase commitments

Purchase commitments as of December 31, 2019 were as follows:

		Less than One	One to	Three to	More than
	Total	Year	Three Years	Five Years	Five Years
	(In thousands)
Purchase commitments	$626,477	$591,330	$35,084	$63	$—
Capital commitments	$5,587	$5,025	$562	$—	$—

Schedule of other commitments

		Less than One	One to	Three to	More than
	Total	Year	Three Years	Five Years	Five Years
	(In thousands)
2022 Notes	$933,750	$11,250	$922,500	$—	$—
2024 Notes	940,000	28,000	56,000	856,000	—
Short-term bank loans	82,929	82,929	—	—	—
Funding debts and interests	197,132	174,872	22,260	—	—
Litigation reserve	125,809	125,809	—	—	—
Equity investments	115,022	115,022	—	—	—
Total other commitments	$2,394,642	$537,882	$1,000,760	$856,000	$—